Income tax (Details 4) - ARS ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Income Tax
Deferred income tax asset	$ 4,177,107	$ 8,448,593
Deferred income tax liability	(247,377,701)	(208,951,442)
Deferred income tax liability, net	$ (243,200,594)	$ (200,502,849)